Cover	12 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	GOLD ROYALTY CORP.
Entity Central Index Key	0001834026
Entity Tax Identification Number	98-1578275
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1030 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	(604) 396-3066
Local Phone Number	396-3066
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	850 Library Ave., Suite 204
Entity Address, City or Town	Newark,
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680